Corporate information	12 Months Ended
Dec. 31, 2018
Corporate Information [Abstract]
Corporate information
1.	Corporate information

Spotify Technology S.A. (the “Company” or “parent”) is a public limited company incorporated and domiciled in Luxembourg. The Company’s registered office is 42-44 avenue de la Gare, L1610, Luxembourg, Grand Duchy of Luxembourg.

The principal activity of the Company and its subsidiaries (the “Group”) is music streaming. The Group’s premium service (“Premium Service”) provides users with unlimited online and offline high-quality streaming access to its catalog. The Premium Service offers a commercial-free music experience. The Group’s ad-supported service (“Ad-Supported Service,” and together with the Premium Service, the “Service”) has no subscription fees and provides users with limited on-demand online access to the catalog. The Group depends on securing content licenses from a number of major and minor content owners and other rights holders in order to provide its service.

On April 3, 2018, the Group completed a direct listing of the Company’s ordinary shares on the New York Stock Exchange (“NYSE”).